Property, Plant and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Depreciation expenses	$ 5,332	$ 5,441
Tang Dynasty Investment Group Limited [Member]
Depreciation expenses	$ 5,332